LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
NOTE 7	-	LEASES

The Company have entered into several non-cancelable operating lease agreements for real estate (mainly offices, warehouses and base stations), vehicles and certain network equipment. In addition to rent, the leases may require payment of maintenance, insurance and other operating expenses.  The Company's leases have original lease periods expiring between 2026 and 2029. Payments due under such lease contracts include primarily fixed payments. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement (or become as such in future date). The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of annual lease costs, lease term and discount rate are as follows:

	US dollars
	December 31,
(in thousands)	2025	2024
Operating annual lease cost:
Office and warehouse space	2,144	2,178
Base stations	1,127	1,187
Vehicle	99	112
Others	662	107
	4,032	3,584

Weighted Average Remaining Lease Term (years):
Office space	3.1	4.1
Base stations	2.0	2.1
Vehicle	1.4	1.3
Others	3.5	4.4

Weighted Average Discount Rate (%):
Office space	6.67	6.13
Base stations	8.71	7.95
Vehicle	12.73	10.30
Others	6.88	6.50

The leasing fees expense in each of the years ended December 31, 2025, 2024 and 2023, were US$ 4.0 million, US$ 3.6 million and US$ 3.4 million, respectively.

Supplemental cash flow information related to operating leases was as follows:

	US dollars
	December 31,
(in thousands)	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,032	3,584

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31, 2025:

US dollars
(in thousands)	December 31, 2025

Period:
2026	4,383
2027	2,596
2028	1,898
2029	1,029
2030	161
Thereafter	242
Total operating lease payments	10,309
Less: imputed interest	(1,431)
Present value of lease liabilities (*)	8,878

(*)	An amount of US$ 4,133 thousands presented in short-term liabilities and US$ 4,745 thousands presented in long-term liabilities.